Cash and Cash Equivalents, Restricted Cash Advances and Collateral - Schedule of Restricted Cash Advances and Collateral (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Restricted Cash Advances And Collateral [Line Items]
Total cash and cash equivalents	$ 621,924,000	$ 721,076,000	[1]	$ 510,323,000
Restricted cash advances and collateral - total	17,008,000	21,449,000
Restricted cash advances and collateral - current portion	6,401,000	10,819,000	[1]
Restricted cash advances and collateral - non-current portion	10,607,000	10,630,000	[1]
Guarantees in connection with licenses held
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral - total	4,318,000	4,312,000
Funds in connection with hedging contracts
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral - total	2,170,000	2,836,000
Segregated funds in respect of payment processors
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral - total	0	2,030,000
Guarantee in connection with acquisition of a subsidiary
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral - total	1,122,000	1,146,000
Cash portion of Kentucky Bond Collateral
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral - total	5,000,000	5,000,000
Funds held in term deposits
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral - total	4,138,000	5,837,000
Other
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral - total	260,000	288,000
Subsidiaries
Restricted Cash Advances And Collateral [Line Items]
Total cash and cash equivalents	$ 0	$ 40,100,000

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.